Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Schedule of reclassification adjustments

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$3,973	$662	$5,762
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$(31)	$(662)	$(168)